Leases (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Leases Details 3
Total lease liabilities	$ 232
Cash payment for amount included in the measurement of lease liabilities	$ (90)	$ 308	$ 0
Weighted average remaining lease term (years)	2 years 1 month 6 days
Weighted average discount rate	4.05%